INSURANCE	12 Months Ended
Dec. 31, 2022
INSURANCE
INSURANCE

18.    INSURANCE

a.     Assets and liabilities related to insurances activities

	12/31/2022	12/31/2021
Assets related to insurance contracts ( (i) included withinLoans and other financing)
Commissions receivables	1,754,250	1,673,423
Receivables premiums	2,089	5,931
Total	1,756,339	1,679,354

Liabilities related to insurance contracts ( (ii) included withinOther non-financial liabilities)
Debt with insured	304,775	380,369
Debt with reinsurers	64,079	51,505
Debt with producers	334,779	484,538
Technical commitments	746,211	677,896
Outstanding claims paid by re-insurance companies	(1,621)	(2,734)
commissions to pay	4,217	6,910
Total	1,452,440	1,598,484

Debt with insured
Property insurance
Direct administrative insurance	79,020	73,772
Direct insurance in mediation	-	49
Claims settled to pay	140	273
Direct insurance in judgments	2,664	5,141
Claims occurred and not reported - IBNR	551	13,986
Life insurance
Direct administrative insurance	119,722	160,973
Direct insurance in judgments	2,041	2,823
Direct insurance in mediation	383	793
Claims settled to pay	20,884	32,396
Claims occurred and not reported - IBNR	79,370	90,163
Total	304,775	380,369

Debt with producers
Producers current account	37,480	45,063
Commissions for premiums receivable	297,299	439,475
Total	334,779	484,538

Technical commitments
Course and similar risk
Premiums and surcharges	746,115	667,367
Premium insufficiency	96	10,529
Total	746,211	677,896

b.    Income from insurances activities

The composition of the item “Result for insurance activities” as of December 31, 2022 and 2021 is disclosed in Note 15.19.